Basis of Presentation and Summary of Significant Accounting Policies - Deferred Offering Costs (Details) - USD ($) $ in Thousands	Aug. 31, 2020	Feb. 29, 2020
Deferred Offering Costs [Line Items]
Deferred Offering Costs	$ 4,596	$ 3,042
Prepaids and other assets
Deferred Offering Costs [Line Items]
Deferred Offering Costs	0	$ 3,042
Accounts payable and accrued expenses
Deferred Offering Costs [Line Items]
Deferred Offering Costs	$ 312